Finance debt - Non-current finance debt (Details) - USD ($) $ in Millions	Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Disclosure of financial liabilities [line items]
Unsecured bonds	$ 27,568		$ 30,994
Unsecured loans	87		97
Total finance debt	27,655		31,091
Less current portion	250		1,974
Non-current finance debt	27,404	[1]	29,118	[1]	$ 21,754
United States Dollar (USD) [Member]
Disclosure of financial liabilities [line items]
Unsecured bonds	17,451		18,710
Euro (EUR) [Member]
Disclosure of financial liabilities [line items]
Unsecured bonds	7,925		10,057
Great Britain Pound (GBP) [Member]
Disclosure of financial liabilities [line items]
Unsecured bonds	1,852		1,877
Norwegian kroner (NOK) [Member]
Disclosure of financial liabilities [line items]
Unsecured bonds	$ 340		$ 352
Japanese yen (JPY) [Member]
Disclosure of financial liabilities [line items]
Weighted average interest rates	4.30%		4.30%
Unsecured loans	$ 87		$ 97
Fair value based on level 2 inputs [member]
Disclosure of financial liabilities [line items]
Unsecured bonds	31,237		36,359
Unsecured loans	106		119
Total finance debt	31,343		36,479
Less current portion	268		2,062
Non-current finance debt	31,075		34,417
Fair value based on level 2 inputs [member] | United States Dollar (USD) [Member]
Disclosure of financial liabilities [line items]
Unsecured bonds	19,655		21,883
Fair value based on level 2 inputs [member] | Euro (EUR) [Member]
Disclosure of financial liabilities [line items]
Unsecured bonds	8,529		11,115
Fair value based on level 2 inputs [member] | Great Britain Pound (GBP) [Member]
Disclosure of financial liabilities [line items]
Unsecured bonds	2,674		2,949
Fair value based on level 2 inputs [member] | Norwegian kroner (NOK) [Member]
Disclosure of financial liabilities [line items]
Unsecured bonds	380		412
Fair value based on level 2 inputs [member] | Japanese yen (JPY) [Member]
Disclosure of financial liabilities [line items]
Unsecured loans	$ 106		$ 119
Weighted average [member] | United States Dollar (USD) [Member]
Disclosure of financial liabilities [line items]
Weighted average interest rates	3.88%		3.82%
Weighted average [member] | Euro (EUR) [Member]
Disclosure of financial liabilities [line items]
Weighted average interest rates	1.42%		2.03%
Weighted average [member] | Great Britain Pound (GBP) [Member]
Disclosure of financial liabilities [line items]
Weighted average interest rates	6.08%		6.08%
Weighted average [member] | Norwegian kroner (NOK) [Member]
Disclosure of financial liabilities [line items]
Weighted average interest rates	4.18%		4.18%

[1]	1) Restated 1 January 2020 and 31 December 2020 figures due to a policy change affecting ARO, see note 2 Significant accounting policies and note 21 Provisions and other liabilities.